Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31, 2022	June 30, 2022
	US$	US$
Other receivables	11,722	12,071
Other tax receivables	—	306,248
	11,722	318,319

	June 30, 2022	June 30, 2021
	US$	US$
Other receivables	12,071	112,865
Other tax receivables	306,248	—
	318,319	112,865